Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net earnings	$ 1,466,142	$ 1,369,072
Adjustments for:
Amortization, depreciation and impairment	474,622	510,570
Deferred income tax recovery	(7,496)	(25,934)
Foreign exchange (gain) loss	(254)	3,950
Share-based payment costs	48,996	45,592
Gain on lease terminations and sale of property, plant and equipment	(6,119)	(2,186)
Net change in non-cash working capital items	(110,893)	214,864
Cash provided by operating activities	1,864,998	2,115,928
Investing activities
Net change in short-term investments	(4,881)	446
Business acquisitions (considering bank overdraft assumed and cash acquired)	(571,911)	(98,926)
Purchase of property, plant and equipment	(156,136)	(121,806)
Proceeds from sale of property, plant and equipment	3,790	0
Additions to contract costs	(84,283)	(65,001)
Additions to intangible assets	(137,621)	(113,934)
Purchase of long-term investments	(11,905)	(43,465)
Proceeds from sale of long-term investments	51,000	54,179
Cash used in investing activities	(911,947)	(388,507)
Financing activities
Increase of long-term debt	0	1,885,262
Repayment of long-term debt	(401,654)	(1,888,777)
Payment of lease liabilities	(153,996)	(169,674)
Repayment of debt assumed in business acquisitions	(113,036)	0
Settlement of derivative financial instruments	6,258	(6,992)
Purchase of Class A subordinate voting shares held in trusts	(70,303)	(31,404)
Purchase and cancellation of Class A subordinate voting shares	(913,388)	(1,502,824)
Issuance of Class A subordinate voting shares	41,691	61,133
Net change in client funds obligations	13,330	(129,221)
Cash used in financing activities	(1,591,098)	(1,782,497)
Effect of foreign exchange rate changes on cash and cash equivalents	(46,500)	(73,884)
Net decrease in cash, cash equivalents and cash included in funds held for clients	(684,547)	(128,960)
Cash, cash equivalents and cash included in funds held for clients, beginning of year	2,155,731	2,284,691
Cash, cash equivalents and cash included in funds held for clients, end of year	1,471,184	2,155,731
Cash composition:
Cash and cash equivalents	966,458	1,699,206
Cash included in funds held for clients	$ 504,726	$ 456,525